Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment	$ 38
Allowance for Loan Losses, Collectively Evaluated for Impairment	17,404	8,432
Allowance for Loan Losses, Purchased Credit-Impaired	39,820	26,317	0
Loans, Individually Evaluated for Impairment	4,909	763
Loans, Collectively Evaluated for Impairment	1,994,671	991,930
Loans, Purchased Credit-Impaired	2,724,634	3,289,024
Total commercial real estate [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	4,343	1,413
Allowance for Loan Losses, Purchased Credit-Impaired	14,196	11,386
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	306,318	128,244
Loans, Purchased Credit-Impaired	1,190,384	1,383,787
Total commercial [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment	38
Allowance for Loan Losses, Collectively Evaluated for Impairment	8,825	4,967
Allowance for Loan Losses, Purchased Credit-Impaired	2,682	4,653
Loans, Individually Evaluated for Impairment	1,756
Loans, Collectively Evaluated for Impairment	1,008,844	488,010
Loans, Purchased Credit-Impaired	720,807	881,853
Total consumer [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	3,859	2,026
Allowance for Loan Losses, Purchased Credit-Impaired	22,633	9,532
Loans, Individually Evaluated for Impairment	3,153	763
Loans, Collectively Evaluated for Impairment	639,029	366,023
Loans, Purchased Credit-Impaired	752,792	937,904
Other [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	377	26
Allowance for Loan Losses, Purchased Credit-Impaired	309	746
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	40,480	9,653
Loans, Purchased Credit-Impaired	60,651	85,480
Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,461	453
Allowance for Loan Losses, Purchased Credit-Impaired	2,303	3,401
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	181,065	55,489
Loans, Purchased Credit-Impaired	723,150	848,425
Other commercial C&D [Member] | Total commercial real estate [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,810	509
Allowance for Loan Losses, Purchased Credit-Impaired	10,901	7,118
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	55,967	38,713
Loans, Purchased Credit-Impaired	360,002	385,219
Multifamily commercial real estate [Member] | Total commercial real estate [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	129	7
Allowance for Loan Losses, Purchased Credit-Impaired	219	391
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	27,078	756
Loans, Purchased Credit-Impaired	57,760	97,451
1-4 family residential C&D [Member] | Total commercial real estate [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	943	444
Allowance for Loan Losses, Purchased Credit-Impaired	773	476
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	42,208	33,286
Loans, Purchased Credit-Impaired	49,472	52,692
Owner occupied commercial real estate [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Loans, Individually Evaluated for Impairment	1,756
Owner occupied commercial real estate [Member] | Total commercial [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment	38
Allowance for Loan Losses, Collectively Evaluated for Impairment	2,905	3,022
Allowance for Loan Losses, Purchased Credit-Impaired	1,112	2,432
Loans, Individually Evaluated for Impairment	1,756
Loans, Collectively Evaluated for Impairment	554,269	286,385
Loans, Purchased Credit-Impaired	509,875	616,431
Commercial and industrial [Member] | Total commercial [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	5,920	1,945
Allowance for Loan Losses, Purchased Credit-Impaired	1,570	2,221
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	454,575	201,625
Loans, Purchased Credit-Impaired	220,932	265,422
1-4 family residential [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment	0	0
Loans, Individually Evaluated for Impairment	3,153	763
1-4 family residential [Member] | Total consumer [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,915	866
Allowance for Loan Losses, Purchased Credit-Impaired	13,825	6,386
Loans, Individually Evaluated for Impairment	3,153	763
Loans, Collectively Evaluated for Impairment	246,420	91,071
Loans, Purchased Credit-Impaired	577,708	705,967
Home equity [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Loans, Collectively Evaluated for Impairment	250,573	222,520
Home equity [Member] | Total consumer [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	376	163
Allowance for Loan Losses, Purchased Credit-Impaired	8,294	2,548
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	284,097	215,336
Loans, Purchased Credit-Impaired	146,790	168,432
Consumer [Member] | Total consumer [Member]
Summary of allowance for loan losses and recorded investment in loans by class of loans and by impairment evaluation
Allowance for loan losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,568	997
Allowance for Loan Losses, Purchased Credit-Impaired	514	598
Loans, Individually Evaluated for Impairment
Loans, Collectively Evaluated for Impairment	108,512	59,616
Loans, Purchased Credit-Impaired	$ 28,294	$ 63,505